                          Supplement dated May 1, 2010
          to the Statement of Additional Information, dated May 1, 2010 for
                           Tri-Continental Corporation
                                (the Corporation)

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC, the Corporation's investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction).

In connection with the Columbia Transaction, effective May 1, 2010, the Corporation's investment manager and transfer agent will change their names to reflect the new, combined business:

NEW COMPANY NAME                                FORMER NAME/SERVICE PROVIDER      SERVICES
---------------------------------------------   -------------------------------   ------------------------------
Columbia Management Investment Advisers, LLC    RiverSource Investments, LLC      Investment Management Services
Columbia Management Investment Services Corp.   RiverSource Service Corporation   Transfer Agent Services

The chart entitled "Board Member Affiliated with RiverSource Investments," is revised as follows:

BOARD MEMBER AFFILIATED WITH COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC*

                                 POSITION WITH
                                CORPORATION AND           PRINCIPAL OCCUPATION
     NAME, ADDRESS, AGE      LENGTH OF TIME SERVED       DURING LAST FIVE YEARS      OTHER DIRECTORSHIPS   COMMITTEE MEMBERSHIPS
--------------------------   ---------------------   -----------------------------   -------------------   ---------------------
William F. Truscott             Board member and     Chairman of the Board,          RiverSource,          None
53600 Ameriprise Financial    Vice President since   Columbia Management             Seligman and
Center                              11/7/08          Investment Advisers, LLC        Threadneedle funds
Minneapolis, MN 55474                                (formerly RiverSource
Age 49                                               Investments, LLC) since May
                                                     2010 (previously President,
                                                     Chairman of the Board and
                                                     Chief Investment Officer,
                                                     2001-April 2010); Chief
                                                     Executive Officer, U.S. Asset
                                                     Management & President,
                                                     Annuities, Ameriprise
                                                     Financial, Inc. since May
                                                     2010 (previously President -
                                                     U.S. Asset Management and
                                                     Chief Investment Officer,
                                                     2005-April 2010 and Senior
                                                     Vice President - Chief
                                                     Investment Officer,
                                                     2001-2005); Director,
                                                     President and Chief Executive
                                                     Officer, Ameriprise
                                                     Certificate Company since
                                                     2006; Director, Columbia
                                                     Management Investment
                                                     Distributors, Inc. (formerly
                                                     RiverSource Fund
                                                     Distributors, Inc.) since May
                                                     2010 (previously Chairman of
                                                     the Board and Chief Executive
                                                     Officer, 2008-April 2010;
                                                     Chairman of the Board and
                                                     Chief Executive Officer,
                                                     RiverSource Distributors,
                                                     Inc. since 2006; former Chief
                                                     Investment Officer and
                                                     Managing Director, Zurich
                                                     Scudder Investments

* Interested person by reason of being an officer, director, security holder and/or employee of Columbia Management Investment Advisers, LLC and Ameriprise Financial.

The chart entitled "Fund Officers," is revised as follows:

FUND OFFICERS

                                         POSITION WITH
                                   CORPORATION AND LENGTH OF
       NAME, ADDRESS, AGE                 TIME SERVED*                  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
--------------------------------   -------------------------   -------------------------------------------------------------
J. Kevin Connaughton                President since 5/1/10     Senior Vice President and General Manager - Mutual Fund
One Financial Center                                           Products, Columbia Management Investment Advisers, LLC since
Boston, MA 02111                                               May 2010; Managing Director of Columbia Management Advisors,
Age 46                                                         LLC, December 2004 - April 2010; Senior Vice President and
                                                               Chief Financial Officer, Columbia Funds, June 2008 - January
                                                               2009; Treasurer, Columbia Funds, October 2003 - May 2008;
                                                               Treasurer, the Liberty Funds, Stein Roe Funds and Liberty
                                                               All-Star Funds, December 2000 - December 2006; Senior Vice
                                                               President -- Columbia Management Advisors, LLC, April 2003 -
                                                               December 2004; President, Columbia Funds, Liberty Funds and
                                                               Stein Roe Funds, February 2004 - October 2004

Amy K. Johnson                        Vice President since     Senior Vice President and Chief Operating Officer, Columbia
172 Ameriprise Financial Center             11/7/08            Management Investment Advisers, LLC (formerly RiverSource
Minneapolis, MN 55474                                          Investments, LLC) since May 2010 (previously Chief
Age 44                                                         Administrative Officer, 2009 - April 2010 and Vice President
                                                               - Asset Management and Trust Company Services, 2006-2009 and
                                                               Vice President - Operations and Compliance, 2004-2006);
                                                               Director of Product Development - Mutual Funds, Ameriprise
                                                               Financial, Inc., 2001-2004

Jeffrey P. Fox                      Treasurer since 6/11/09    Vice President, Columbia Management Investment Advisers, LLC
105 Ameriprise Financial Center                                (formerly RiverSource Investments, LLC) since May 2010; Chief
Minneapolis, MN 55474                                          Financial Officer, Columbia Management Investment
Age 54                                                         Distributors, Inc. (formerly RiverSource Fund Distributors,
                                                               Inc.) since 2008; Vice President - Investment Accounting,
                                                               Ameriprise Financial, Inc. since 2002; Chief Financial
                                                               Officer, RiverSource Distributors, Inc. since 2006

Scott R. Plummer                    Vice President, General    Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial Center     Counsel and Secretary     Management Investment Advisers, LLC (formerly RiverSource
Minneapolis, MN 55474                    since 11/7/08         Investments, LLC) since June 2005; Vice President and Lead
Age 50                                                         Chief Counsel - Asset Management, Ameriprise Financial, Inc.
                                                               since May 2010 (previously Vice President and Chief Counsel -
                                                               Asset Management, 2005-April 2010 and Vice President - Asset
                                                               Management Compliance, 2004-2005); Vice President, Chief
                                                               Counsel and Assistant Secretary, Columbia Management
                                                               Investment Distributors, Inc. (formerly RiverSource Fund
                                                               Distributors, Inc.) since 2008; Vice President, General
                                                               Counsel and Secretary, Ameriprise Certificate Company since
                                                               2005; Chief Counsel, RiverSource Distributors, Inc. since
                                                               2006; Senior Vice President and Chief Compliance Officer,
                                                               USBancorp Asset Management, 2002-2004

Mike Jones                            Vice President since     Director and President, Columbia Management Investment
100 Federal Street                           5/1/10            Advisers, LLC since May 2010; President and Director,
Boston, MN 02110                                               Columbia Management Investment Distributors, Inc. since May
Age 51                                                         2010; Manager, Chairman, Chief Executive Officer and
                                                               President, Columbia Management Advisors, LLC, 2007 - April
                                                               2010; Chief Executive Officer, President and Director,
                                                               Columbia Management Distributors, Inc., 2006 - April 2010;
                                                               former Co-President and Senior Managing Director, Robeco
                                                               Investment Management

FUND OFFICERS

                                         POSITION WITH
                                   CORPORATION AND LENGTH OF
       NAME, ADDRESS, AGE                 TIME SERVED*                  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
--------------------------------   -------------------------   -------------------------------------------------------------
Colin Moore                           Vice President since     Director and Chief Investment Officer, Columbia Management
One Financial Center                         5/1/10            Investment Advisers, LLC since May 2010; Manager, Managing
Boston, MA 02111                                               Director and Chief Investment Officer, Columbia Management
Age 52                                                         Advisors, LLC, 2007- April 2010; Head of Equities, Columbia
                                                               Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack                      Chief Compliance Officer   Vice President and Chief Compliance Officer, Columbia
One Financial Center                      since 5/1/10         Management Investment Advisers, LLC since May 2010; Director
Boston, MA 02111                                               (Columbia Management Group, LLC and Investment Product Group
Age 46                                                         Compliance), Bank of America, June 2005 - April 2010;
                                                               Director of Corporate Compliance and Conflicts Officer, MFS
                                                               Investment Management (investment management), August 2004 -
                                                               May 2005

Neysa M. Alecu                          Money Laundering       Vice President - Compliance, Ameriprise Financial, Inc. since
2934 Ameriprise Financial Center     Prevention Officer and    2008; Anti-Money Laundering Officer and Identity Theft
Minneapolis, MN 55474              Identity Theft Prevention   Prevention Officer, Columbia Management Investment
Age 46                               Officer since 11/7/08     Distributors, Inc. (formerly RiverSource Fund Distributors,
                                                               Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise
                                                               Financial, Inc. since 2005; Compliance Director, Ameriprise
                                                               Financial, Inc., 2004-2008

* All officers are elected annually by the Board of Directors and serve until their successors are elected and qualify or their earlier resignation.